                                         May 1, 2004

                               JANUS ASPEN SERIES

                           WORLDWIDE GROWTH PORTFOLIO

                               SERVICE II SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                This prospectus describes Worldwide Growth Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. The Portfolio currently offers three classes of shares. The Service II Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series - Service II Shares sells and redeems its Shares at net asset value without sales charges or commissions. A redemption fee may be imposed on interests held in separate accounts or plans for 60 days or less. Each variable insurance contract involves fees and expenses that are not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
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
                RISK/RETURN SUMMARY
                   Worldwide Growth Portfolio...............................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Investment objective and principal investment
                   strategies...............................................    5
                   General portfolio policies...............................    6
                   Risks....................................................    8

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Investment personnel.....................................   11

                OTHER INFORMATION...........................................   12

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   16
                   Taxes....................................................   16

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   17
                   Purchases................................................   17
                   Redemptions..............................................   18
                   Excessive trading........................................   18
                   Shareholder communications...............................   19

                FINANCIAL HIGHLIGHTS........................................   20

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   21
                   Futures, options and other derivatives...................   23
                   Other investments, strategies and/or techniques..........   24

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO

          The Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?

--------------------------------------------------------------------------------
          WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments.

          The Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2  Janus Aspen Series

          The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to a broad-based securities market index.

          WORLDWIDE GROWTH PORTFOLIO - SERVICE II SHARES

                 Annual returns for periods ended 12/31
                        1.53%  27.29%  28.80%  21.91%  28.71%  63.49%  (15.99%)  (22.62%)  (25.71%)  23.70%
                        1994    1995    1996    1997    1998    1999     2000      2001      2002     2003

                 Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50%)

                                                   Average annual total return for periods ended 12/31/03
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                         1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service II Shares 23.70%     (0.47%)    9.84%          11.34%
          Morgan Stanley Capital International World     33.11%     (0.77%)    7.14%           6.99%
            Index(SM)*
            (reflects no deduction for fees or expenses)
                                                         ------------------------------------------------

          * The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

          The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FEES AND EXPENSES

          The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolio. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003. All expenses are shown without the effect of expense offset arrangements.

          SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, if you sell Shares of the Portfolio that you have held for 60 days or less, you may pay a redemption fee. Also, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

          This table and the example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Sales charges                                                                                          None
Redemption Fee on Shares of the Portfolio held 60 days or less (as a % of amount redeemed)*           1.00%

                        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                                 Distribution              Total Annual Fund
                                                    Management     (12b-1)       Other         Operating
                                                       Fee         Fees(1)      Expenses       Expenses
    Worldwide Growth Portfolio                        0.65%         0.25%        0.06%           0.96%

    * A redemption fee of 1.00% applies to interests held in a separate account or qualified plan for 60 days or less. The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide in this prospectus.
   (1) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. The example also assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Worldwide Growth Portfolio                                      $98       $306       $531       $1,178

 4  Janus Aspen Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

          The Portfolio has a similar investment objective and similar principal investment strategies to Janus Worldwide Fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

          This section takes a closer look at the investment objective of the Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.

          The following questions and answers are designed to help you better understand the Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIO?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a Portfolio holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Portfolio holding to meet redemptions.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may

              Investment objective, principal investment strategies and risks 5 warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. Except for the Portfolio's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          The Portfolio does not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks.

          In addition, the portfolio manager may temporarily increase the Portfolio's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

          OTHER TYPES OF INVESTMENTS
          To achieve its objective, the Portfolio invests primarily in common stocks. To a limited extent, the Portfolio may also invest in other types of foreign and domestic securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

          - other domestic and foreign equity securities

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in

 6  Janus Aspen Series
            combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales "against the box" and "naked" short sales (no more than 8% of the Portfolio's assets may be invested in naked short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

              Investment objective, principal investment strategies and risks  7

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolio's historical turnover rates.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

          The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIO'S PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

 8  Janus Aspen Series

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

          The Portfolio may invest in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgment proves incorrect.

6. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Portfolio may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

              Investment objective, principal investment strategies and risks  9

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. Janus Capital is responsible for the day-to-day management of the investment portfolio and furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital is also responsible for the other business affairs of the Portfolio.

          Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.

          Janus Capital or its affiliates may make payments from their own assets to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition or retention of the accounts in the Portfolio or which performed services with respect to contract owners and plan participants. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings for, such intermediaries. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolio.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                      Annual
                                                               Average Daily        Management
                                                                 Net Assets          Fee Rate
Portfolio                                                       of Portfolio      Percentage (%)
------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio                                 All Asset Levels         0.65
------------------------------------------------------------------------------------------------

 10  Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, for which he has served as Co-Manager or Manager since December 1999. Mr. Chang served as Executive Vice President and Co-Manager of International Growth Portfolio from
            May 1998 until December 2000. Mr. Chang is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

ASSISTANT PORTFOLIO MANAGER

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP from 1997 to 2001. Mr. Kirkpatrick holds Bachelor's degrees in Mechanical Engineering and Political
            Science from Rice University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered
            Financial Analyst designation.

                                                 Management of the Portfolio  11

OTHER INFORMATION
--------------------------------------------------------------------------------

          CLASSES OF SHARES

          The Portfolio currently offers three classes of shares, one of which, the Service II Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants, and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. Institutional Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service Shares, please call 1-800-525-0020.

          CLOSED FUND POLICIES

          The Portfolio may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio are discontinued to new investors, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing and, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option.

          PENDING LEGAL MATTERS

          In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

          Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies - including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department

 12  Janus Aspen Series
          of Financial Services, and one or more U.S. Attorney offices. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied or intend to comply with these subpoenas and other document and information requests.

          As of April 15, 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings related to those matters against Janus Capital Group Inc. or any of its subsidiaries or any of the Janus funds. Janus Capital Group Inc. and its subsidiaries have been and will continue cooperating with the federal and state legal and regulatory authorities that are conducting investigations related to trading practices in the mutual fund industry.

          While Janus Capital has had discussions with government authorities to resolve pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus Capital anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

          Janus Capital has been conducting an internal review of market timing and other trading practices at Janus Capital, which, as of the date of this prospectus, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus' U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions were waived.

          The pending investigations by the NYAG and other agencies also seek to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (EST)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries. Additionally, Janus Capital has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

          Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP ("EY") to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus Capital and the Independent Trustees of certain U.S.-based Janus funds announced that Janus Capital intends to restore approximately $31.5 million to the funds and/or the funds' investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds,

                                                           Other information  13

          (3) management fees of approximately $1.0 million received by Janus Capital related to accounts of those traders, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY based on methodology specified by the Independent Trustees and does not include any fines or penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus Capital or the funds.

          Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract;
          (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

          These civil lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

          These lawsuits were filed in a number of state and federal jurisdictions. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred a number of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On March 19, 2004, most of the remaining actions were also transferred to the District of Maryland by the Judicial Panel. Janus Capital Group Inc. has notified the Judicial Panel that there are two pending federal actions remaining in federal courts other than the District of Maryland that are related to those actions already transferred, and has requested that those actions be transferred as well. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures, although Janus Capital Group Inc. has requested the federal court to stay discovery in that action. A motion to remand is pending in another action that has not yet been transferred.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the funds the services it has agreed to provide.

 14  Janus Aspen Series

          DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  15

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net capital gains realized on its investments at least annually. The Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Portfolio's daily NAV. The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 16  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          All purchases and sales will be duly processed at the NAV next calculated after an order is received in good order by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 pm New York time) each day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, (or if events or circumstances are identified that may affect the value of portfolio securities between the closing of their principal markets and the time the NAV is determined) at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, the Portfolio's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares to the extent the Portfolio is invested in such markets.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolio or that provide services in connection with investments in the Portfolio. You may wish to consider such arrangements when evaluating any recommendation of the Portfolio.

          The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The portfolio is not intended for excessive trading. For more information about the Portfolio's policy on excessive trading, see "Excessive Trading."

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  17

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent, minus the redemption fee, if applicable. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

REDEMPTION FEE

          A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in the Portfolio will be subject to a 1.00% redemption fee if such interest is held for 60 days or less. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in the Portfolio's asset levels and cash flows due to short-term money movements in and out of the Portfolio. Your insurance company or plan sponsor has agreed to charge the Portfolio's redemption fee. However, due to operational requirements, these intermediaries' methods for tracking and calculating the fee may differ in some respects from the Portfolio's.

          The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging; (iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; (v) redemptions due to transfers between the fixed annuity segment and variable annuity segment after annuitization; and (vi) redemptions resulting from the death or disability of a variable insurance contract owner or plan participant. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

          In addition to the circumstances noted in the preceding paragraph, the Portfolio reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Portfolio, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the Portfolio reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Portfolio's redemption fee, the Portfolio will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

          The Portfolio is intended for long-term investment purposes only. The Portfolio will take reasonable steps to seek to prevent excessive short-term trading. Excessive short-term trading into and out of the Portfolio can disrupt portfolio investment strategies, may increase expenses and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio reserves the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order (including an exchange

 18  Janus Aspen Series
          purchase) if the Portfolio's portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

          The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. However, the Portfolio cannot always identify or reasonably detect excessive trading that may be facilitated by an intermediary or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolio. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your insurance company or plan sponsor.

          The Portfolio's excessive trading policy generally does not apply to Janus Aspen Money Market Portfolio, although Janus Aspen Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

          The Portfolio's full portfolio holdings, as well as industry, security and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Portfolio's top portfolio holdings in order of position size are published quarterly, with a 15-day lag, on janus.com. The Portfolio discloses its top ten portfolio holdings. The Portfolio also provides the percentage of its total portfolio that is represented by its top ten holdings.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          The financial highlights table is intended to help you understand the Service II Share's financial performance through December 31st of the fiscal years shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Service II Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

WORLDWIDE GROWTH PORTFOLIO - SERVICE II SHARES
--------------------------------------------------------------------
                                            Years ended December 31
                                             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                   $21.02            $28.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                 0.17              0.15
 Net gain/(loss) on securities
   (both realized and unrealized)             4.79            (7.47)
 Total from investment operations             4.96            (7.32)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                  (0.19)            (0.15)
 Distributions (from capital gains)             --                --
 Tax return of capital                          --(1)             --
 Total distributions and other              (0.19)            (0.15)
 NET ASSET VALUE, END OF PERIOD             $25.79            $21.02
 Total return                               23.70%          (25.71%)
 Net assets, end of period (in
   thousands)                                   $9                $7
 Average net assets for the period
   (in thousands)                               $8                $9
 Ratio of gross expenses to average
   net assets(2)                             0.96%             0.95%
 Ratio of net expenses to average
   net assets(3)                             0.96%             0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                    0.80%             0.64%
 Portfolio turnover rate                      126%               73%
--------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal period ended December 31, 2003.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 20  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

                                                Glossary of investment terms  21
          or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 22  Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

                                                Glossary of investment terms  23

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

 24  Janus Aspen Series

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                                                                              25

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 26

                      This page intentionally left blank.

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report, free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our Web site
                     at janus.com. In the Portfolio's
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolio's performance during its
                     last fiscal year. Other information is
                     also available from financial
                     intermediaries that sell Shares of the
                     Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736

                                         May 1, 2004

                               JANUS ASPEN SERIES

                         INTERNATIONAL GROWTH PORTFOLIO
                               SERVICE II SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                This prospectus describes International Growth Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. The Portfolio currently offers three classes of shares. The Service II Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series - Service II Shares sells and redeems its Shares at net asset value without sales charges or commissions. A redemption fee may be imposed on interests held in separate accounts or plans for 60 days or less. Each variable insurance contract involves fees and expenses that are not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   International Growth Portfolio...........................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Investment objective and principal investment
                   strategies...............................................    5
                   General portfolio policies...............................    6
                   Risks....................................................    8

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Investment personnel.....................................   11

                OTHER INFORMATION...........................................   12

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   16
                   Taxes....................................................   16

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   17
                   Purchases................................................   17
                   Redemptions..............................................   18
                   Excessive trading........................................   18
                   Shareholder communications...............................   19

                FINANCIAL HIGHLIGHTS........................................   20

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   21
                   Futures, options and other derivatives...................   23
                   Other investments, strategies and/or techniques..........   24

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO

          The Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?

--------------------------------------------------------------------------------
          INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments.

          The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

          For purposes of the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political

 2  Janus Aspen Series
          or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to a broad-based securities market index.

          INTERNATIONAL GROWTH PORTFOLIO - SERVICE II SHARES

                 Annual returns for periods ended 12/31
                        23.15%  34.71%  18.36%  16.88%  79.52%  (16.14%)  (23.43%)  (25.51%)  34.55%
                         1995    1996    1997    1998    1999     2000      2001      2002     2003

                 Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44%)

                                                   Average annual total return for periods ended 12/31/03
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                     1 year    5 years       (5/2/94)
          International Growth Portfolio - Service II Shares         34.55%     2.93%         10.59%
          Morgan Stanley Capital International EAFE(R) Index*        38.59%    (0.05%)         3.81%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------

          * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.

          The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FEES AND EXPENSES

          The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolio. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003. All expenses are shown without the effect of expense offset arrangements.

          SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, if you sell Shares of the Portfolio that you have held for 60 days or less, you may pay a redemption fee. Also, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

          This table and the example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Sales charges                                                                                        None
Redemption Fee on Shares of the Portfolio held 60 days or less (as a % of amount redeemed)*         1.00%

                        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                                Distribution
                                                   Management     (12b-1)       Other     Total Annual Fund
                                                      Fee         Fees(1)      Expenses   Operating Expenses
    International Growth Portfolio                   0.65%         0.25%        0.11%           1.01%

    * A redemption fee of 1.00% applies to interests held in a separate account or qualified plan for 60 days or less. The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide in this prospectus.
   (1) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. The example also assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    International Growth Portfolio                                 $103       $322       $558       $1,236

 4  Janus Aspen Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

          The Portfolio has a similar investment objective and similar principal investment strategies to Janus Overseas Fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

          This section takes a closer look at the investment objective of the Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.

          The following questions and answers are designed to help you better understand the Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIO?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a Portfolio holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Portfolio holding to meet redemptions.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may

              Investment objective, principal investment strategies and risks 5 warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. Except for the Portfolio's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          The Portfolio does not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks.

          In addition, the portfolio manager may temporarily increase the Portfolio's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

          OTHER TYPES OF INVESTMENTS
          To achieve its objective, the Portfolio invests primarily in foreign equity securities. To a limited extent, the Portfolio may also invest in other types of foreign and domestic securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

          - domestic equity securities

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in

 6  Janus Aspen Series
            combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales "against the box" and "naked" short sales (no more than 8% of the Portfolio's assets may be invested in naked short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

              Investment objective, principal investment strategies and risks  7

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolio's historical turnover rates.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

          The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIO'S PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

 8  Janus Aspen Series

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

          The Portfolio may invest in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgment proves incorrect.

6. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Portfolio may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

              Investment objective, principal investment strategies and risks  9

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. Janus Capital is responsible for the day-to-day management of the investment portfolio and furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital is also responsible for the other business affairs of the Portfolio.

          Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.

          Janus Capital or its affiliates may make payments from their own assets to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition or retention of the accounts in the Portfolio or which performed services with respect to contract owners and plan participants. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings for, such intermediaries. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolio.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                      Annual
                                                               Average Daily        Management
                                                                 Net Assets          Fee Rate
Portfolio                                                       of Portfolio      Percentage (%)
------------------------------------------------------------------------------------------------
   International Growth Portfolio                             All Asset Levels         0.65
------------------------------------------------------------------------------------------------

 10  Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of
            International Growth Portfolio, for which he has served as Co-Manager or Manager since January 2001. Mr. Lynn is also
            Portfolio Manager of other Janus accounts. He joined Janus
            Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

ASSISTANT PORTFOLIO MANAGER

GARTH YETTICK
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of International Growth Portfolio. Prior to joining Janus in 1997, Mr. Yettick was a management consultant with First Manhattan Consulting Group from 1994 to
            1997. He holds a Bachelor's degree (magna cum laude) in Computer Science and Mathematics from Harvard College, where he was elected to Phi Beta Kappa. He has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

OTHER INFORMATION
--------------------------------------------------------------------------------

          CLASSES OF SHARES

          The Portfolio currently offers three classes of shares, one of which, the Service II Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants, and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. Institutional Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service Shares, please call 1-800-525-0020.

          CLOSED FUND POLICIES

          The Portfolio may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio are discontinued to new investors, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing and, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option.

          PENDING LEGAL MATTERS

          In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

          Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies - including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department

 12  Janus Aspen Series
          of Financial Services, and one or more U.S. Attorney offices. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied or intend to comply with these subpoenas and other document and information requests.

          As of April 15, 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings related to those matters against Janus Capital Group Inc. or any of its subsidiaries or any of the Janus funds. Janus Capital Group Inc. and its subsidiaries have been and will continue cooperating with the federal and state legal and regulatory authorities that are conducting investigations related to trading practices in the mutual fund industry.

          While Janus Capital has had discussions with government authorities to resolve pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus Capital anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

          Janus Capital has been conducting an internal review of market timing and other trading practices at Janus Capital, which, as of the date of this prospectus, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus' U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions were waived.

          The pending investigations by the NYAG and other agencies also seek to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (EST)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries. Additionally, Janus Capital has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

          Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP ("EY") to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus Capital and the Independent Trustees of certain U.S.-based Janus funds announced that Janus Capital intends to restore approximately $31.5 million to the funds and/or the funds' investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds,

                                                           Other information  13

          (3) management fees of approximately $1.0 million received by Janus Capital related to accounts of those traders, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY based on methodology specified by the Independent Trustees and does not include any fines or penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus Capital or the funds.

          Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract;
          (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

          These civil lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

          These lawsuits were filed in a number of state and federal jurisdictions. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred a number of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On March 19, 2004, most of the remaining actions were also transferred to the District of Maryland by the Judicial Panel. Janus Capital Group Inc. has notified the Judicial Panel that there are two pending federal actions remaining in federal courts other than the District of Maryland that are related to those actions already transferred, and has requested that those actions be transferred as well. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures, although Janus Capital Group Inc. has requested the federal court to stay discovery in that action. A motion to remand is pending in another action that has not yet been transferred.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the funds the services it has agreed to provide.

 14  Janus Aspen Series

          DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  15

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net capital gains realized on its investments at least annually. The Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Portfolio's daily NAV. The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 16  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          All purchases and sales will be duly processed at the NAV next calculated after an order is received in good order by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 pm New York time) each day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, (or if events or circumstances are identified that may affect the value of portfolio securities between the closing of their principal markets and the time the NAV is determined) at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, the Portfolio's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares to the extent the Portfolio is invested in such markets.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolio or that provide services in connection with investments in the Portfolio. You may wish to consider such arrangements when evaluating any recommendation of the Portfolio.

          The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The portfolio is not intended for excessive trading. For more information about the Portfolio's policy on excessive trading, see "Excessive Trading."

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  17

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent, minus the redemption fee, if applicable. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

REDEMPTION FEE

          A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in the Portfolio will be subject to a 1.00% redemption fee if such interest is held for 60 days or less. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in the Portfolio's asset levels and cash flows due to short-term money movements in and out of the Portfolio. Your insurance company or plan sponsor has agreed to charge the Portfolio's redemption fee. However, due to operational requirements, these intermediaries' methods for tracking and calculating the fee may differ in some respects from the Portfolio's.

          The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging; (iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; (v) redemptions due to transfers between the fixed annuity segment and variable annuity segment after annuitization; and (vi) redemptions resulting from the death or disability of a variable insurance contract owner or plan participant. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

          In addition to the circumstances noted in the preceding paragraph, the Portfolio reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Portfolio, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the Portfolio reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Portfolio's redemption fee, the Portfolio will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

          The Portfolio is intended for long-term investment purposes only. The Portfolio will take reasonable steps to seek to prevent excessive short-term trading. Excessive short-term trading into and out of the Portfolio can disrupt portfolio investment strategies, may increase expenses and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio reserves the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order (including an exchange

 18  Janus Aspen Series
          purchase) if the Portfolio's portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

          The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. However, the Portfolio cannot always identify or reasonably detect excessive trading that may be facilitated by an intermediary or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolio. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your insurance company or plan sponsor.

          The Portfolio's excessive trading policy generally does not apply to Janus Aspen Money Market Portfolio, although Janus Aspen Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

          The Portfolio's full portfolio holdings, as well as industry, security and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Portfolio's top portfolio holdings in order of position size are published quarterly, with a 15-day lag, on janus.com. The Portfolio discloses its top ten portfolio holdings. The Portfolio also provides the percentage of its total portfolio that is represented by its top ten holdings.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          The financial highlights table is intended to help you understand the Service II Share's financial performance through December 31st of the fiscal years shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Service II Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

INTERNATIONAL GROWTH PORTFOLIO - SERVICE II SHARES
-----------------------------------------------------------------------
                                              Years ended December 31
                                             2003              2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $17.27              $23.24
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.17                0.04
 Net gain/(loss) on securities
   (both realized and unrealized)              5.75              (6.01)
 Total from investment operations              5.92              (5.97)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.18)              (0.04)
 Distributions (from capital gains)              --                  --
 Tax return of capital                           --                  --
 Redemption fees                               0.01                0.04
 Total distributions and other               (0.17)                  --
 NET ASSET VALUE, END OF PERIOD              $23.02              $17.27
 Total return                                34.55%            (25.51%)
 Net assets, end of period (in
   thousands)                               $60,206             $35,742
 Average net assets for the period
   (in thousands)                           $47,299             $15,892
 Ratio of gross expenses to average
   net assets(2)                              1.01%               1.01%
 Ratio of net expenses to average
   net assets(3)                              1.01%               1.01%
 Ratio of net investment
   income/(loss) to average net
   assets                                     0.98%               0.47%
 Portfolio turnover rate                       123%                 74%
-----------------------------------------------------------------------

(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 20  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

                                                Glossary of investment terms  21
          or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 22  Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

                                                Glossary of investment terms  23

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

 24  Janus Aspen Series

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                                                                              25

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 26

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

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report, free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our Web site
                     at janus.com. In the Portfolio's
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolio's performance during its
                     last fiscal year. Other information is
                     also available from financial
                     intermediaries that sell Shares of the
                     Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736

                                         May 1, 2004

                               JANUS ASPEN SERIES

                          GLOBAL TECHNOLOGY PORTFOLIO
                               SERVICE II SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes Global Technology Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. The Portfolio currently offers three classes of shares. The Service II Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series - Service II Shares sells and redeems its Shares at net asset value without sales charges or commissions. A redemption fee may be imposed on interests held in separate accounts or plans for 60 days or less. Each variable insurance contract involves fees and expenses that are not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Global Technology Portfolio..............................    2
                   Fees and expenses........................................    5

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Investment objective and principal investment
                   strategies...............................................    6
                   General portfolio policies...............................    7
                   Risks....................................................    9

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   12
                   Management expenses......................................   12
                   Portfolio manager........................................   13

                OTHER INFORMATION...........................................   14

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   18
                   Taxes....................................................   18

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   19
                   Purchases................................................   19
                   Redemptions..............................................   20
                   Excessive trading........................................   20
                   Shareholder communications...............................   21

                FINANCIAL HIGHLIGHTS........................................   22

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   23
                   Futures, options and other derivatives...................   25
                   Other investments, strategies and/or techniques..........   26

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY PORTFOLIO

          The Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?

--------------------------------------------------------------------------------
          GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio has a policy of investing at least 80% of net assets in the type of securities suggested by its name. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments.

          The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

          For purposes of the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

 2  Janus Aspen Series

          The Portfolio may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

          Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

          The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The returns shown for the Service II Shares of the Portfolio reflect the performance of these Shares since their inception date of December 31, 2001. Prior years' returns reflect historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated to reflect the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges and expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to a broad-based securities market index.

          GLOBAL TECHNOLOGY PORTFOLIO - SERVICE II SHARES

                 Annual returns for periods ended 12/31
                                                             (37.31%)  (40.92%)  47.13%
                                                               2001      2002     2003

                 Best Quarter:  4th-2001 31.19%    Worst Quarter:  3rd-2001 (35.48%)

                                          Average annual total return for periods ended 12/31/03
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/18/00)
          Global Technology Portfolio - Service II Shares              47.13%       (22.92%)
          S&P 500(R) Index*                                            28.67%        (5.19%)
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

          * The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Aspen Series

FEES AND EXPENSES

          The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolio. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003. All expenses are shown without the effect of expense offset arrangements.

          SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, if you sell Shares of the Portfolio that you have held for 60 days or less, you may pay a redemption fee. Also, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

          This table and the example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Sales charges                                                                                         None
Redemption Fee on Shares of the Portfolio held 60 days or less (as a % of amount redeemed)*          1.00%

                         ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                               Distribution
                                                  Management     (12b-1)       Other      Total Annual Fund
                                                     Fee         Fees(1)      Expenses    Operating Expenses
    Global Technology Portfolio                     0.65%         0.25%        0.20%            1.10%

    * A redemption fee of 1.00% applies to interests held in a separate account or qualified plan for 60 days or less. The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide in this prospectus.
   (1) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. The example also assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Global Technology Portfolio                                    $112       $350       $606       $1,340

                                                          Risk/return summary  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

          The Portfolio has a similar investment objective and similar principal investment strategies to Janus Global Technology Fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

          This section takes a closer look at the investment objective of the Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          Global Technology Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

          It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio may have significant exposure to emerging markets.

          The following questions and answers are designed to help you better understand the Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIO?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a Portfolio holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Portfolio holding to meet redemptions.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

 6  Janus Aspen Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. WHAT IS THE PORTFOLIO'S INDUSTRY POLICY?

          The Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. Except for the Portfolio's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          The Portfolio does not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks.

          In addition, the portfolio manager may temporarily increase the Portfolio's cash position under certain unusual circumstances, such as to protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under these unusual circumstances, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

              Investment objective, principal investment strategies and risks  7

          OTHER TYPES OF INVESTMENTS
          To achieve its objective, the Portfolio invests primarily in domestic and foreign equity securities. To a limited extent, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales "against the box" and "naked" short sales (no more than 8% of the Portfolio's assets may be invested in naked short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

 8  Janus Aspen Series

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolio's historical turnover rates.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow. The Portfolio's performance may also be affected by industry risk to a greater extent than other portfolios.

          The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE PORTFOLIO'S NONDIVERSIFIED CLASSIFICATION AFFECT ITS RISK
   PROFILE?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of

              Investment objective, principal investment strategies and risks 9 issuers than a portfolio that is classified as "diversified." This gives a nondiversified Portfolio more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT THE PORTFOLIO'S PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

          The Portfolio may invest in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities.

 10  Janus Aspen Series

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

6. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgment proves incorrect.

7. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

             Investment objective, principal investment strategies and risks  11

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. Janus Capital is responsible for the day-to-day management of the investment portfolio and furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital is also responsible for the other business affairs of the Portfolio.

          Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are interested persons of Janus Capital.

          Janus Capital or its affiliates may make payments from their own assets to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition or retention of the accounts in the Portfolio or which performed services with respect to contract owners and plan participants. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may from time to time change. Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings for, such intermediaries. You may wish to consider whether such arrangements exist when evaluating any recommendation of the Portfolio.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                               Annual
                                                        Average Daily        Management      Expense Limit
                                                          Net Assets          Fee Rate         Percentage
Portfolio                                                of Portfolio      Percentage (%)        (%)(1)
-----------------------------------------------------------------------------------------------------------
   Global Technology Portfolio                         All Asset Levels         0.65              1.25
-----------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least May 1, 2005. The Portfolio's expenses without waivers are not expected to exceed the expense limit.

 12  Janus Aspen Series

PORTFOLIO MANAGER

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception.
            Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  13

OTHER INFORMATION
--------------------------------------------------------------------------------

          CLASSES OF SHARES

          The Portfolio currently offers three classes of shares, one of which, the Service II Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants, and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. Institutional Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service Shares, please call 1-800-525-0020.

          CLOSED FUND POLICIES

          The Portfolio may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio are discontinued to new investors, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Portfolios as an investment option would be able to direct contributions to that Portfolio through their plan, regardless of whether they invested in such Portfolio prior to its closing and, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Portfolio as an investment option.

          PENDING LEGAL MATTERS

          In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

          Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies - including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department

 14  Janus Aspen Series
          of Financial Services, and one or more U.S. Attorney offices. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied or intend to comply with these subpoenas and other document and information requests.

          As of April 15, 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings related to those matters against Janus Capital Group Inc. or any of its subsidiaries or any of the Janus funds. Janus Capital Group Inc. and its subsidiaries have been and will continue cooperating with the federal and state legal and regulatory authorities that are conducting investigations related to trading practices in the mutual fund industry.

          While Janus Capital has had discussions with government authorities to resolve pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus Capital anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

          Janus Capital has been conducting an internal review of market timing and other trading practices at Janus Capital, which, as of the date of this prospectus, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus' U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions were waived.

          The pending investigations by the NYAG and other agencies also seek to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (EST)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries. Additionally, Janus Capital has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

          Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP ("EY") to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus Capital and the Independent Trustees of certain U.S.-based Janus funds announced that Janus Capital intends to restore approximately $31.5 million to the funds and/or the funds' investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds,

                                                           Other information  15

          (3) management fees of approximately $1.0 million received by Janus Capital related to accounts of those traders, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY based on methodology specified by the Independent Trustees and does not include any fines or penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus Capital or the funds.

          Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract;
          (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

          These civil lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

          These lawsuits were filed in a number of state and federal jurisdictions. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred a number of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On March 19, 2004, most of the remaining actions were also transferred to the District of Maryland by the Judicial Panel. Janus Capital Group Inc. has notified the Judicial Panel that there are two pending federal actions remaining in federal courts other than the District of Maryland that are related to those actions already transferred, and has requested that those actions be transferred as well. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures, although Janus Capital Group Inc. has requested the federal court to stay discovery in that action. A motion to remand is pending in another action that has not yet been transferred.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the funds the services it has agreed to provide.

 16  Janus Aspen Series

          DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  17

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net capital gains realized on its investments at least annually. The Portfolio's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Portfolio's daily NAV. The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 18  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          All purchases and sales will be duly processed at the NAV next calculated after an order is received in good order by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 pm New York time) each day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, (or if events or circumstances are identified that may affect the value of portfolio securities between the closing of their principal markets and the time the NAV is determined) at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. If a security is valued using fair value pricing, the Portfolio's value for that security is likely to be different than the last quoted market price. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares to the extent the Portfolio is invested in such markets.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers or other financial intermediaries which were instrumental in the acquisition of the accounts in the Portfolio or that provide services in connection with investments in the Portfolio. You may wish to consider such arrangements when evaluating any recommendation of the Portfolio.

          The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The portfolio is not intended for excessive trading. For more information about the Portfolio's policy on excessive trading, see "Excessive Trading."

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  19

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agent, minus the redemption fee, if applicable. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

REDEMPTION FEE

          A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in the Portfolio will be subject to a 1.00% redemption fee if such interest is held for 60 days or less. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in the Portfolio's asset levels and cash flows due to short-term money movements in and out of the Portfolio. Your insurance company or plan sponsor has agreed to charge the Portfolio's redemption fee. However, due to operational requirements, these intermediaries' methods for tracking and calculating the fee may differ in some respects from the Portfolio's.

          The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging; (iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; (v) redemptions due to transfers between the fixed annuity segment and variable annuity segment after annuitization; and (vi) redemptions resulting from the death or disability of a variable insurance contract owner or plan participant. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

          In addition to the circumstances noted in the preceding paragraph, the Portfolio reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Portfolio, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the Portfolio reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Portfolio's redemption fee, the Portfolio will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

          The Portfolio is intended for long-term investment purposes only. The Portfolio will take reasonable steps to seek to prevent excessive short-term trading. Excessive short-term trading into and out of the Portfolio can disrupt portfolio investment strategies, may increase expenses and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio reserves the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe that the trading activity in the account(s) would be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order (including an exchange

 20  Janus Aspen Series
          purchase) if the Portfolio's portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

          The trading history of accounts under common ownership or control within any of the Janus funds may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. However, the Portfolio cannot always identify or reasonably detect excessive trading that may be facilitated by an intermediary or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Portfolio. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your insurance company or plan sponsor.

          The Portfolio's excessive trading policy generally does not apply to Janus Aspen Money Market Portfolio, although Janus Aspen Money Market Portfolio at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

          The Portfolio's full portfolio holdings, as well as industry, security and regional breakdowns, are published monthly, with a 30-day lag, on janus.com. In addition, the Portfolio's top portfolio holdings in order of position size are published quarterly, with a 15-day lag, on janus.com. The Portfolio discloses its top five portfolio holdings. The Portfolio also provides the percentage of its total portfolio that is represented by its top five holdings.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          The financial highlights table is intended to help you understand the Service II Share's financial performance through December 31st of the fiscal years shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Service II Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE II SHARES
------------------------------------------------------------------------
                                              Years ended December 31
                                              2003              2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                      $2.44               $4.13
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                     --                0.01
 Net gain/(loss) on securities
   (both realized and unrealized)               1.14              (1.71)
 Total from investment operations               1.14              (1.70)
 DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                        --                  --
 Distributions (from capital gains)               --                  --
 Redemption fees                                0.01                0.01
 Total distributions and other                  0.01                0.01
 NET ASSET VALUE, END OF PERIOD                $3.59               $2.44
 Total return                                 47.13%            (40.92%)
 Net assets, end of period (in
   thousands)                                $28,634             $13,911
 Average net assets for the period
   (in thousands)                            $21,419              $6,085
 Ratio of gross expenses to average
   net assets(2)                               1.10%               1.04%
 Ratio of net expenses to average
   net assets(3)                               1.10%               1.04%
 Ratio of net investment
   income/(loss) to average net
   assets                                    (0.44%)             (0.42%)
 Portfolio turnover rate                         46%                 70%
------------------------------------------------------------------------

(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 22  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

                                                Glossary of investment terms  23
          or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 24  Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

                                                Glossary of investment terms  25

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

 26  Janus Aspen Series
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                     You  can  request  other  information,
                     including a  Statement  of  Additional
                     Information, Annual Report or
                     Semiannual  Report, free of charge, by
                     contacting your  insurance company  or
                     plan  sponsor or visiting our Web site
                     at  janus.com.   In  the   Portfolio's
                     Annual  and  Semiannual  Reports,  you
                     will find a  discussion of the  market
                     conditions  and  investment strategies
                     that   significantly   affected    the
                     Portfolio's   performance  during  its
                     last fiscal year. Other information is
                     also available from financial
                     intermediaries that sell Shares of the
                     Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into  this Prospectus  by
                     reference.  You  may  review  and copy
                     information   about   the    Portfolio
                     (including  the  Portfolio's Statement
                     of  Additional  Information)  at   the
                     Public  Reference Room  of the  SEC or
                     get text only  copies, after paying  a
                     duplicating   fee,   by   sending   an
                     electronic  request   by   e-mail   to
                     publicinfo@sec.gov or by writing to or
                     calling  the  Public  Reference  Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information  on  the
                     operation of the Public Reference Room
                     may  also be obtained  by calling this
                     number. You  may also  obtain  reports
                     and   other   information   about  the
                     Portfolio  from  the  Electronic  Data
                     Gathering   Analysis   and   Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736